Annual Total Returns[BarChart] - AST BLACKROCK LOW DURATION BOND PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.25%	4.70%	(2.17%)	(0.10%)	0.48%	1.64%	1.70%	0.74%	4.62%	2.56%